Receivables (Tables) - Revelyst Business	3 Months Ended
Jun. 30, 2024
Entity Information [Line Items]
Schedule of Accounts and Other Receivables
Net receivables are summarized as follows:

	March 31,
	2024	2023
Trade receivables	$206,604	$204,591
Other receivables	12,116	6,215
Less: allowance for estimated credit losses and discounts	(9,228)	(8,958)
Net receivables	$209,492	$201,848
Net receivables are summarized as follows:

	June 30, 2024	March 31, 2024
Trade receivables	$190,495	$206,604
Other receivables	13,797	12,116
Less: allowance for estimated credit losses and discounts	(8,257)	(9,228)
Net receivables	$196,035	$209,492

Schedule of Reconciliation of Changes in Allowance for Doubtful Accounts
The following provides a reconciliation of the activity related to the allowance for estimated credit losses and discounts for the periods presented:

Balance, March 31, 2022	$5,383
Provision for credit losses	1,425
Write-off of uncollectible amounts, net of recoveries	(259)
Purchase accounting (Note 7)	2,409
Balance, March 31, 2023	8,958
Provision for credit losses	1,717
Write-off of uncollectible amounts, net of recoveries	(1,447)
Balance, March 31, 2024	$9,228
The following provides a reconciliation of the activity related to the allowance for estimated credit losses and discounts for the periods presented:

Balance, March 31, 2024	$9,228
Provision for credit losses	(723)
Write-off of uncollectible amounts, net of recoveries	(248)
Balance, June 30, 2024	$8,257